Financing (Q3)- Additional Information (Details)		1 Months Ended	9 Months Ended		12 Months Ended
		Apr. 30, 2015 USD ($)	Sep. 30, 2017 USD ($)		Dec. 31, 2016 USD ($) Agreement		Sep. 30, 2016	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Current maturities of long-term debt			$ 1,181,100,000		$ 722,300,000			$ 1,646,400,000
Number of lines of credit			2		2
Revolving credit facility | 2015 revolving facility
Debt Instrument [Line Items]
Line of credit, duration		5 years
Credit facility, maximum capacity		$ 2,000,000,000
Line of credit facility, amount outstanding			$ 0		$ 0
Revolving credit facility | 2015 credit facility
Debt Instrument [Line Items]
Credit facility, maximum capacity			150,000,000.0		150,000,000
Line of credit facility, amount outstanding			0		0
Revolving credit facility | 2017 credit facility
Debt Instrument [Line Items]
Credit facility, maximum capacity			130,000,000.0
Line of credit facility, amount outstanding			0
Revolving credit facility | 2014 credit facility
Debt Instrument [Line Items]
Credit facility, maximum capacity			130,000,000.0		130,000,000
Line of credit facility, amount outstanding					0
Notes payable to banks | 2015 five-year term loan
Debt Instrument [Line Items]
Line of credit, duration		5 years
Credit facility, maximum capacity		$ 3,000,000,000.0	3,000,000,000	[1]	3,000,000,000	[2]
Current maturities of long-term debt			335,200,000	[1]	222,700,000	[1],[2]		$ 147,700,000	[2]
Notes payable to banks | 2015 credit agreement
Debt Instrument [Line Items]
Current maturities of long-term debt			337,500,000		225,000,000
Senior notes | $1,200.0 million, 7.125% senior notes due March 2018
Debt Instrument [Line Items]
Current maturities of long-term debt	[3],[4]		$ 845,900,000		$ 0
Margin over interest rate	[4],[5]		0.50%		0.50%
Interest rate on debt instrument			7.125%	[3],[4]	7.125%	[3],[4]	7.125%
Minimum | Revolving credit facility | 2015 revolving facility
Debt Instrument [Line Items]
Commitment fee on the unused portion of the revolving credit facility			0.10%		0.10%
Maximum | Revolving credit facility | 2015 revolving facility
Debt Instrument [Line Items]
Commitment fee on the unused portion of the revolving credit facility			0.20%		0.20%
LIBOR | Minimum | Revolving credit facility | 2015 revolving facility
Debt Instrument [Line Items]
Margin over interest rate			0.90%		0.90%
LIBOR | Minimum | Notes payable to banks | 2015 five-year term loan
Debt Instrument [Line Items]
Margin over interest rate			1.00%		1.00%
LIBOR | Maximum | Revolving credit facility | 2015 revolving facility
Debt Instrument [Line Items]
Margin over interest rate			1.30%		1.30%
LIBOR | Maximum | Notes payable to banks | 2015 five-year term loan
Debt Instrument [Line Items]
Margin over interest rate			1.50%		1.50%
Adjusted base rate | Minimum | Revolving credit facility | 2015 revolving facility
Debt Instrument [Line Items]
Margin over interest rate			0.00%		0.00%
Adjusted base rate | Minimum | Notes payable to banks | 2015 five-year term loan
Debt Instrument [Line Items]
Margin over interest rate			0.00%		0.00%
Adjusted base rate | Maximum | Revolving credit facility | 2015 revolving facility
Debt Instrument [Line Items]
Margin over interest rate			0.30%		0.30%
Adjusted base rate | Maximum | Notes payable to banks | 2015 five-year term loan
Debt Instrument [Line Items]
Margin over interest rate			0.50%		0.50%

[1]	The 2015 five-year term loan (as defined below) had average interest rates of 2.48% and 1.80% as of September 30, 2017 and December 31, 2016, respectively.
[2]	The 2015 five-year term loan (defined below) had an average interest rate of 1.80% as of December 31, 2016. The 2015 two-year term loan (defined below) and 2015 five-year term loan had average interest rates of 1.33% and 1.45%, respectively, as of December 31, 2015.
[3]	All senior notes are jointly and severally and fully and unconditionally (subject to certain customary release provisions, including sale, exchange, transfer or liquidation of the guarantor subsidiary) guaranteed on a senior unsecured basis by Express Scripts (if issued by either Medco or ESI) and by most of our current and future 100% owned domestic subsidiaries.
[4]	Senior notes require interest to be paid semi-annually, commencing six months subsequent to issuance.
[5]	All senior notes are redeemable prior to maturity at a price equal to the greater of (1) 100% of the aggregate principal amount of any notes being redeemed; or (2) the sum of the present values of the remaining scheduled payments of principal and interest on the notes being redeemed discounted to the redemption date on a semiannual basis (assuming a 360-day year consisting of twelve 30-day months) at the treasury rate plus the basis points as indicated, plus in each case, unpaid interest on the notes being redeemed accrued to the redemption date.